Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	ISCO
Entity Registrant Name	International Stem Cell CORP
Entity Central Index Key	0001355790
Entity Filer Category	Smaller Reporting Company